Condensed Statements of Operations - USD ($)	2 Months Ended	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Operating expenses
Research and Development Expense		$ 727,000	$ 985,000	$ 1,678,000	$ 2,267,000	$ 2,766,000	$ 4,025,000
General and administrative		1,042,000	170,000	2,215,000	1,138,000	1,683,000	2,428,000
Total operating expenses		1,769,000	1,155,000	3,893,000	3,405,000	4,449,000	6,453,000
Loss from operations		(1,769,000)	(1,155,000)	(3,893,000)	(3,405,000)	(4,449,000)	(6,453,000)
Other income (expense)
Interest expense		(123,000)	(54,000)	(483,000)	(65,000)	(212,000)	(3,308,000)
Other income		1,000	0	1,000	91,000	91,000	84,000
Change in fair value of derivative liability		0	0	578,000	0	(27,000)	0
Gain on sale of assets and liabilities held for sale						0	71,000
Loss on disposal of other assets						0	(6,000)
Gain on early extinguishment of convertible notes						0	6,345,000
Total other income (expense)		(122,000)	(54,000)	96,000	26,000	(148,000)	3,186,000
Loss before income tax provision (benefit)		(1,891,000)	(1,209,000)	(3,797,000)	(3,379,000)	(4,597,000)	(3,267,000)
Income tax provision (benefit)		1,000	(2,000)	1,000	(1,000)	(1,000)	9,000
Net income (loss)		$ (1,892,000)	$ (1,207,000)	$ (3,798,000)	$ (3,378,000)	$ (4,596,000)	$ (3,276,000)
Net income (loss) per share:
Weighted Average Number of Shares Outstanding, Basic		0	0	0	0	0	0
Weighted Average Number of Shares Outstanding, Diluted		0	0	0	0	0	0
Earnings Per Share, Basic		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
Earnings Per Share, Diluted		$ 0	$ 0	$ 0	$ 0	$ 0	$ 0
LMF ACQUISITION OPPORTUNITIES, INC.
Operating expenses
General and administrative	$ 5,236	$ 270,265	$ 411,398	$ 830,707	$ 747,073	$ 1,122,443
Merger costs		1,391,601	0	2,453,569	0
Loss from operations	(5,236)	(1,661,866)	(411,398)	(3,284,276)	(747,073)	(1,122,443)
Other income (expense)
Change in fair value of derivative liability	0	680,522	644,720	5,801,362	702,400	1,185,940
Investment income earned on marketable securities held in Trust Account	0	361,717	2,661	431,930	4,415	11,820
Net income (loss)	$ (5,236)	$ (619,627)	$ 235,983	$ 2,949,016	$ (40,258)	$ 75,317
Class A Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Net income (loss) per share:
Weighted Average Number of Shares Outstanding, Basic	0	10,453,500	10,453,500	10,453,500	9,381,347	9,651,587
Weighted Average Number of Shares Outstanding, Diluted	0	10,453,500	10,453,500	10,453,500	9,381,347	9,651,587
Earnings Per Share, Basic	$ 0	$ (0.05)	$ 0.02	$ 0.23	$ 0	$ 0.02
Earnings Per Share, Diluted	$ 0	$ (0.05)	$ 0.02	$ 0.23	$ 0	$ 0.02
Class B Common Stock [Member] | LMF ACQUISITION OPPORTUNITIES, INC.
Net income (loss) per share:
Weighted Average Number of Shares Outstanding, Basic	2,156,250	2,587,500	2,587,500	2,587,500	2,543,269	2,554,418
Weighted Average Number of Shares Outstanding, Diluted	2,156,250	2,587,500	2,587,500	2,587,500	2,543,269	2,554,418
Earnings Per Share, Basic	$ 0	$ (0.05)	$ 0.02	$ 0.23	$ 0	$ 0.02
Earnings Per Share, Diluted	$ 0	$ (0.05)	$ 0.02	$ 0.23	$ 0	$ 0.02